TAXES ON INCOME - (Narrative) (Details) ₪ in Millions, $ in Millions			9 Months Ended
	Jul. 15, 2025 ILS (₪)	Jul. 15, 2025 USD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)
Operating Loss Carryforwards [Line Items]
Income tax expense (benefit)			$ (69.7)	$ 105.1
Effective tax rate			(10.20%)	15.20%
Unrecognized tax benefit			$ 20.8		$ 18.3
Israel Tax Authority
Operating Loss Carryforwards [Line Items]
Tax settlement amount	₪ 223.2	$ 66.0